Subsequent Events	9 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

(19) SUBSEQUENT EVENTS

Subsequent to March 31, 2012, the Company has received cash proceeds of $15,030 from the NTIA's Broadband Technology Opportunities Program as reimbursements against capital expenditures incurred on stimulus projects prior to March 31, 2012 (See Note 15 — Commitments and Contingencies — Other commitments).

On May 1, 2012, the Company acquired 100 percent of the equity interest in Arialink for a purchase price of $18,000, subject to post-closing adjustments (See Note 4 — Acquisitions).